Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Premium income
Gross premiums	$ 44,102	$ 44,344
Premiums ceded to reinsurers	(6,249)	(5,279)
Net premiums	37,853	39,065
Investment income (note 4)
Investment income	15,207	15,627
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on the macro hedge program	(45,077)	(4,003)
Net investment income (loss)	(29,870)	11,624
Other revenue (note 14)	9,164	11,132
Total revenue	17,147	61,821
Contract benefits and expenses
Gross claims and benefits (note 7)	33,320	31,110
Increase (decrease) in insurance contract liabilities (note 7)	(34,971)	10,719
Increase (decrease) in investment contract liabilities (note 8)	41	44
Benefits and expenses ceded to reinsurers	(7,016)	(6,805)
(Increase) decrease in reinsurance assets (note 7)	(673)	754
Net benefits and claims	(9,299)	35,822
General expenses	7,782	7,828
Investment expenses (note 4)	1,863	1,980
Commissions	6,260	6,638
Interest expense	1,350	1,011
Net premium taxes	444	417
Total contract benefits and expenses	8,400	53,696
Income before income taxes	8,747	8,125
Income tax expense (note 17)	(1,565)	(1,213)
Net income	7,182	6,912
Net income (loss) attributed to:
Non-controlling interests	(1)	255
Participating policyholders	(111)	(448)
Shareholders and other equity holders	7,294	7,105
Net income	7,182	6,912
Net income attributed to shareholders	7,294	7,105
Preferred share dividends and other equity distributions	(260)	(215)
Common shareholders' net income	$ 7,034	$ 6,890
Earnings per share
Basic earnings per common share (note 12)	$ 3.68	$ 3.55
Diluted earnings per common share (note 12)	3.68	3.54
Dividends per common share	$ 1.32	$ 1.17